Financial Instruments and Risk Management - Currency Risk (Details) - Currency risk $ in Millions	Dec. 31, 2018 USD ($)
Cash and cash equivalents | Canadian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 4.1
Cash and cash equivalents | Romanian leu
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0.4
Cash and cash equivalents | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	8.2
Cash and cash equivalents | Thai baht
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	2.3
Cash and cash equivalents | Chinese renminbi
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	16.3
Accounts receivable | Canadian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	1.6
Accounts receivable | Romanian leu
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0.0
Accounts receivable | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	42.5
Accounts receivable | Thai baht
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	1.7
Accounts receivable | Chinese renminbi
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	12.4
Income taxes and value-added taxes receivable | Canadian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	16.5
Income taxes and value-added taxes receivable | Romanian leu
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0.8
Income taxes and value-added taxes receivable | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	13.4
Income taxes and value-added taxes receivable | Thai baht
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	3.3
Income taxes and value-added taxes receivable | Chinese renminbi
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	12.3
Other financial assets | Canadian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0.0
Other financial assets | Romanian leu
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0.8
Other financial assets | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	1.7
Other financial assets | Thai baht
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0.5
Other financial assets | Chinese renminbi
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0.8
Pension and non-pension post-employment liabilities | Canadian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(70.6)
Pension and non-pension post-employment liabilities | Romanian leu
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0.0
Pension and non-pension post-employment liabilities | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(0.5)
Pension and non-pension post-employment liabilities | Thai baht
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(13.6)
Pension and non-pension post-employment liabilities | Chinese renminbi
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(1.0)
Income taxes and value-added taxes payable | Canadian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(0.1)
Income taxes and value-added taxes payable | Romanian leu
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0.0
Income taxes and value-added taxes payable | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(0.3)
Income taxes and value-added taxes payable | Thai baht
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(1.2)
Income taxes and value-added taxes payable | Chinese renminbi
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	0.0
Accounts payable and certain accrued and other liabilities and provisions | Canadian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(52.4)
Accounts payable and certain accrued and other liabilities and provisions | Romanian leu
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(12.9)
Accounts payable and certain accrued and other liabilities and provisions | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(45.8)
Accounts payable and certain accrued and other liabilities and provisions | Thai baht
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(18.9)
Accounts payable and certain accrued and other liabilities and provisions | Chinese renminbi
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(27.0)
Net financial assets (liabilities) | Canadian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(100.9)
Net financial assets (liabilities) | Romanian leu
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(10.9)
Net financial assets (liabilities) | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	19.2
Net financial assets (liabilities) | Thai baht
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	(25.9)
Net financial assets (liabilities) | Chinese renminbi
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 13.8